BLACKROCK GOVERNMENT INCOME PORTFOLIO
BLACKROCK HIGH YIELD BOND PORTFOLIO
BLACKROCK LOW DURATION BOND PORTFOLIO
BLACKROCK TOTAL RETURN PORTFOLIO II
(the “Funds”)

Supplement dated March 2, 2009
to the Service Shares Prospectus

This supplement to the prospectus is intended to provide clarification about certain expenses incurred by the Funds. The Annual Fund Operating Expenses table for each Fund in the prospectus includes both operating expenses as well as “Interest Expense” from investment transactions, both of which are required to be reported under Expenses and Fees. This supplement adds a new footnote explaining the reason for including Interest Expense and clarifies the net operating expenses after waivers and without Interest Expense.

The Prospectus is revised as set forth below.

BLACKROCK GOVERNMENT INCOME PORTFOLIO

The Expenses and Fees section applicable to the BlackRock Government Income Portfolio is deleted and replaced with the following:

Expenses and Fees

As a shareholder you pay certain fees and expenses. Annual fund operating expenses are paid out of Fund assets. The table below explains your pricing options and describe the fees and expenses that you may pay if you buy and hold Service Shares of the Government Income Fund. The “Annual Fund Operating Expenses” table is based on expenses for the most recent fiscal year (restated to reflect current fees).

Shareholder Fees (Fees paid directly from your investment)	Service Shares

Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as percentage of
offering price or redemption proceeds, whichever is lower)	None

Redemption Fee	None

Exchange Fee	None

Annual Fund Operating Expenses (Expenses that are deducted from Fund assets)	Service Shares

Management Fee	0.48%

Distribution and/or Service (12b-1) Fees	0.25%

Other Expenses	0.23%

Interest Expense[1]	0.64%

Acquired Fund Fees and Expenses	0.02%

Total Annual Fund Operating Expenses[2]	1.62%

Fee Waivers and Expense Reimbursements[3]	(0.06)%

Net Annual Fund Operating Expenses[3]	1.56%

1

Interest Expense is required to be reported as part of operating expenses of the Fund for accounting purposes. The Fund incurs Interest Expense when making certain investments, such as reverse repurchase agreements and/or dollar roll transactions to seek to enhance the yield and total return of the portfolio. The amount of Interest Expense (if any) will fluctuate with the Fund’s use of those investments. The associated income or gain realized from such investments is not reflected in Expenses and Fees above.

2	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the Fund’s annual report, which does not include Acquired Fund Fees and Expenses.

3

BlackRock has contractually agreed to waive or reimburse fees or expenses in order to limit Net Annual Fund Operating Expenses (excluding Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 0.90% of average daily net assets until February 1, 2010. The Fund may have to repay some of these waivers and reimbursements to BlackRock in the following two years. After giving effect to all applicable expense limitation provisions, the Net Annual Fund Operating Expenses (including all waivers/ reimbursements and excluding Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) were as follows:

Annual Fund Operating Expenses (Expenses that are deducted from Fund assets)	Service Shares

Net Annual Fund Operating Expenses[3]	0.76%

See the “Management of the Fund” section for a discussion of these waivers and reimbursements.

BLACKROCK HIGH YIELD BOND PORTFOLIO

The Expenses and Fees section applicable to the BlackRock High Yield Bond Portfolio is deleted and replaced with the following:

Expenses and Fees

As a shareholder you pay certain fees and expenses. Shareholder fees are paid out of your investment and annual fund operating expenses are paid out of Fund assets. The table below explains your pricing options and describes the fees and expenses that you may pay if you buy and hold Service Shares of the High Yield Fund. The “Annual Fund Operating Expenses” table is based on expenses for the most recent fiscal year (restated to reflect current fees).

Shareholder Fees (Fees paid directly from your investment)	Service Shares

Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as percentage of
offering price or redemption proceeds, whichever is lower)	None

Redemption Fee[1]	2.00%

Exchange Fee	— [1]

Annual Fund Operating Expenses (Expenses that are deducted from Fund assets)	Service Shares

Management Fee	0.48%

Distribution and/or Service (12b-1) Fees	0.25%

Other Expenses	0.34%

Interest Expense[2]	0.03%

Acquired Fund Fees and Expenses	0.02%

Total Annual Fund Operating Expenses[3]	1.12%

Fee Waivers and Expense Reimbursements[4]	(0.07)%

Net Annual Fund Operating Expenses[4]	1.05%

1

The Fund charges a 2.00% redemption fee on the proceeds (calculated at market value) of a redemption (either by sale or exchange) of Fund shares made within 30 days of purchase. See “Redemption Fee” for more information.

2

Interest Expense is required to be reported as part of operating expenses of the Fund for accounting purposes. The Fund incurs Interest Expense when making certain investments, such as reverse repurchase agreements and/or dollar roll transactions to seek to enhance the yield and total return of the portfolio. The amount of Interest Expense (if any) will fluctuate with the Fund’s use of those investments. The associated income or gain realized from such investments is not reflected in Expenses and Fees above.

3	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the Fund’s annual report, which does not include Acquired Fund Fees and Expenses.

4

BlackRock has contractually agreed to waive or reimburse fees or expenses in order to limit Net Annual Fund Operating Expenses (excluding Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 1.00% of average daily net assets until February 1, 2010. The Fund may have to repay some of these waivers and reimbursements to BlackRock in the following two years. After giving effect to all applicable expense limitation provisions, the Net Annual Fund Operating Expenses (including all waivers/ reimbursements and excluding Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) were as follows:

Annual Fund Operating Expenses (Expenses that are deducted from Fund assets)	Service Shares

Net Annual Fund Operating Expenses[4]	0.99%

See the “Management of the Fund” section for a discussion of these waivers and reimbursements.

2

BLACKROCK LOW DURATION BOND PORTFOLIO

The Expenses and Fees section applicable to the BlackRock Low Duration Bond Portfolio is deleted and replaced with the following:

Expenses and Fees

As a shareholder you pay certain fees and expenses. Annual fund operating expenses are paid out of Fund assets. The table below explains your pricing options and describes the fees and expenses that you may pay if you buy and hold Service Shares of the Low Duration Fund. The “Annual Fund Operating Expenses” table is based on expenses for the most recent fiscal year (restated to reflect current fees).

Shareholder Fees (Fees paid directly from your investment)	Service Shares

Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as percentage of
offering price or redemption proceeds, whichever is lower)	None

Redemption Fee	None

Exchange Fee	None

Annual Fund Operating Expenses (Expenses that are deducted from Fund assets)	Service Shares

Management Fee	0.49%

Distribution and/or Service (12b-1) Fees	0.25%

Other Expenses	0.28%

Interest Expense[1]	0.02%

Acquired Fund Fees and Expenses	0.01%

Total Annual Fund Operating Expenses[2]	1.05%

Fee Waivers and Expense Reimbursements[3]	(0.17)%

Net Annual Fund Operating Expenses[3]	0.88%

1

Interest Expense is required to be reported as part of operating expenses of the Fund for accounting purposes. The Fund incurs Interest Expense when making certain investments, such as reverse repurchase agreements and/or dollar roll transactions to seek to enhance the yield and total return of the portfolio. The amount of Interest Expense (if any) will fluctuate with the Fund’s use of those investments. The associated income or gain realized from such investments is not reflected in Expenses and Fees above.

2	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the Fund’s annual report, which does not include Acquired Fund Fees and Expenses.

3

BlackRock has contractually agreed to waive or reimburse fees or expenses in order to limit Net Annual Fund Operating Expenses (excluding Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 0.85% of average daily net assets until February 1, 2010. The Fund may have to repay some of these waivers and reimbursements to BlackRock in the following two years. After giving effect to all applicable expense limitation provisions, the Net Annual Fund Operating Expenses (including all waivers/ reimbursements and excluding Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) were as follows:

Annual Fund Operating Expenses (Expenses that are deducted from Fund assets)	Service Shares

Net Annual Fund Operating Expenses[3]	0.79%

See the “Management of the Fund” section for a discussion of these waivers and reimbursements.

3

BLACKROCK TOTAL RETURN PORTFOLIO II

The Expenses and Fees section applicable to the BlackRock Total Return Portfolio II is deleted and replaced with the following:

Expenses and Fees

As a shareholder you pay certain fees and expenses. Annual fund operating expenses are paid out of Fund assets. The table below explains your pricing options and describes the fees and expenses that you may pay if you buy and hold Service Shares of the Total Return II Fund. The “Annual Fund Operating Expenses” table is based on expenses for the most recent fiscal year (restated to reflect current fees).

Shareholder Fees (Fees paid directly from your investment)	Service Shares

Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as percentage of
offering price or redemption proceeds, whichever is lower)	None

Redemption Fee	None

Exchange Fee	None

Annual Fund Operating Expenses (Expenses that are deducted from Fund assets)	Service Shares

Management Fee	0.46%

Distribution and/or Service (12b-1) Fees	0.25%

Other Expenses	0.18%

Interest Expense[1]	0.45%

Acquired Fund Fees and Expenses[2]	—%

Total Annual Fund Operating Expenses	1.34%

Fee Waivers and Expense Reimbursements[3]	(0.04)%

Net Annual Fund Operating Expenses[3]	1.30%

1

Interest Expense is required to be reported as part of operating expenses of the Fund for accounting purposes. The Fund incurs Interest Expense when making certain investments, such as reverse repurchase agreements and/or dollar roll transactions to seek to enhance the yield and total return of the portfolio. The amount of Interest Expense (if any) will fluctuate with the Fund’s use of those investments. The associated income or gain realized from such investments is not reflected in Expenses and Fees above.

2	Acquired Fund Fees and Expenses were less than 0.01% for the Fund’s last fiscal year.

3

BlackRock has contractually agreed to waive or reimburse fees or expenses in order to limit Net Annual Fund Operating Expenses (excluding interest expense, acquired fund fees and expenses and certain other Fund expenses) to 0.85% of average daily net assets until February 1, 2010. The Fund may have to repay some of these waivers and reimbursements to BlackRock in the following two years. After giving effect to all applicable expense limitation provisions, the Net Annual Fund Operating Expenses (including all waivers/ reimbursements and excluding Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) were as follows:

Annual Fund Operating Expenses (Expenses that are deducted from Fund assets)	Service Shares

Net Annual Fund Operating Expenses[3]	0.69%

See the “Management of the Fund” section for a discussion of these waivers and reimbursements.